UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File number: 811-4321

JPMorgan Value Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Jeffrey L. Steele
President
JPMorgan Value Opportunities Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Copies to:
Julian E. Markham, Esq.
Thompson, O'Donnell
1212 New York Avenue, Suite 1000, NW
Washington, DC 20005
(Counsel for the registrant)

Registrant's telephone number, including area code:   (202) 842-5665

Date of fiscal year end: June 30, 2011

Date of reporting period: September 30, 2010

ITEM 1. Schedule of Investments.

JPMorgan Value Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.5%
Consumer Discretionary — 9.9%
	Auto Components — 1.1%
207	Johnson Controls, Inc.	6,325

	Hotels, Restaurants & Leisure — 0.9%
66	Carnival Corp.	2,526
81	International Game Technology	1,165
54	Royal Caribbean Cruises Ltd. (a)	1,694
		5,385
	Household Durables — 0.2%
81	Lennar Corp., Class A	1,245

	Media — 6.1%
58	CBS Corp., Class B	920
66	DIRECTV, Class A (a)	2,756
241	Gannett Co., Inc.	2,951
129	Time Warner Cable, Inc.	6,961
386	Time Warner, Inc.	11,840
290	Walt Disney Co. (The)	9,609
		35,037
	Multiline Retail — 0.4%
42	Kohl's Corp. (a)	2,207

	Specialty Retail — 0.7%
198	Staples, Inc.	4,140

	Textiles, Apparel & Luxury Goods — 0.5%
62	Coach, Inc.	2,659
	Total Consumer Discretionary	56,998
Consumer Staples — 8.1%
	Beverages — 0.8%
79	Coca-Cola Co. (The)	4,629

	Food & Staples Retailing — 2.5%
363	CVS/Caremark Corp.	11,435
85	Kroger Co. (The)	1,849
47	Sysco Corp.	1,335
		14,619
	Food Products — 0.8%
64	General Mills, Inc.	2,325
35	JM Smucker Co. (The)	2,118
		4,443
	Household Products — 3.2%
303	Procter & Gamble Co. (The)	18,196

	Tobacco — 0.8%
81	Philip Morris International, Inc.	4,560
	Total Consumer Staples	46,447

	Energy Equipment & Services — 0.2%
18	Schlumberger Ltd.	1,121

	Oil, Gas & Consumable Fuels — 12.2%
48	Anadarko Petroleum Corp.	2,756
85	Apache Corp.	8,333

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Oil, Gas & Consumable Fuels — Continued
235	Chevron Corp.	19,020
202	ConocoPhillips	11,618
85	Devon Energy Corp.	5,522
38	EOG Resources, Inc.	3,524
135	Occidental Petroleum Corp.	10,572
52	Peabody Energy Corp.	2,524
334	Williams Cos., Inc. (The)	6,375
		70,244
	Total Energy	71,365
Financials — 26.8%
	Capital Markets — 5.3%
95	Goldman Sachs Group, Inc. (The)	13,745
354	Morgan Stanley	8,730
143	State Street Corp.	5,380
184	TD AMERITRADE Holding	2,970
		30,825
	Commercial Banks — 5.9%
250	BB&T Corp.	6,015
202	Fifth Third Bancorp	2,430
186	U.S. Bancorp	4,023
855	Wells Fargo & Co.	21,476
		33,944
	Consumer Finance — 0.7%
108	Capital One Financial Corp.	4,287

	Diversified Financial Services — 6.0%
1,377	Bank of America Corp.	18,054
3,301	Citigroup, Inc. (a)	12,874
183	North American Financial Holdings, Inc., Class A (a) (e) (f) (i)	3,483
		34,411
	Insurance — 7.1%
126	ACE Ltd., (Switzerland)	7,311
156	Aflac, Inc.	8,082
70	Berkshire Hathaway, Inc., Class B (a)	5,787
64	Genworth Financial, Inc., Class A (a)	786
226	MetLife, Inc.	8,682
122	Prudential Financial, Inc.	6,619
57	RenaissanceRe Holdings Ltd., (Bermuda)	3,401
		40,668
	Real Estate Investment Trusts (REITs) — 1.4%
160	Annaly Capital Management, Inc.	2,807
12	Camden Property Trust	557
325	Lexington Realty Trust	2,328
180	ProLogis	2,123
		7,815
	Thrifts & Mortgage Finance — 0.4%
143	New York Community Bancorp, Inc.	2,320
	Total Financials	154,270

SHARES	SECURITY DESCRIPTION	VALUE ($)
Health Care — 14.6%
	Biotechnology — 1.9%
103	Biogen Idec, Inc. (a)	5,792
89	Celgene Corp. (a)	5,152
		10,944
	Health Care Equipment & Supplies — 0.6%
83	Covidien plc, (Ireland)	3,328

	Health Care Providers & Services — 3.3%
109	Aetna, Inc.	3,460
23	McKesson Corp.	1,399
227	UnitedHealth Group, Inc.	7,959
104	WellPoint, Inc. (a)	5,868
		18,686
	Life Sciences Tools & Services — 0.3%
41	Thermo Fisher Scientific, Inc. (a)	1,953

	Pharmaceuticals — 8.5%
172	Abbott Laboratories	8,995
64	Johnson & Johnson	3,947
617	Merck & Co., Inc.	22,713
788	Pfizer, Inc.	13,521
		49,176
	Total Health Care	84,087
Industrials — 8.7%
	Aerospace & Defense — 1.6%
95	Honeywell International, Inc.	4,196
74	United Technologies Corp.	5,292
		9,488
	Industrial Conglomerates — 1.4%
197	General Electric Co.	3,206
131	Tyco International Ltd., (Switzerland)	4,824
		8,030
	Machinery — 3.0%
79	Deere & Co.	5,492
37	Eaton Corp.	3,056
32	Joy Global, Inc.	2,232
71	Navistar International Corp. (a)	3,111
52	Parker Hannifin Corp.	3,642
		17,533
	Road & Rail — 2.5%
264	Hertz Global Holdings, Inc. (a)	2,800
133	Norfolk Southern Corp.	7,927
42	Union Pacific Corp.	3,448
		14,175
	Trading Companies & Distributors — 0.2%
37	GATX Corp.	1,088
	Total Industrials	50,314
Information Technology — 7.9%
	Communications Equipment — 1.2%
308	Cisco Systems, Inc. (a)	6,737

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Computers & Peripherals — 1.2%
164	Hewlett-Packard Co.	6,884

	Electronic Equipment, Instruments & Components — 0.4%
135	Corning, Inc.	2,464

	IT Services — 1.2%
40	International Business Machines Corp.	5,339
8	MasterCard, Inc., Class A	1,792
		7,131
	Semiconductors & Semiconductor Equipment — 1.4%
32	Broadcom Corp., Class A	1,115
237	Intersil Corp., Class A	2,773
168	Marvell Technology Group Ltd., (Bermuda) (a)	2,948
46	Novellus Systems, Inc. (a)	1,215
		8,051
	Software — 2.5%
593	Microsoft Corp.	14,516
	Total Information Technology	45,783
Materials — 3.8%
	Chemicals — 2.6%
203	Dow Chemical Co. (The)	5,562
214	E.l. du Pont de Nemours & Co.	9,553
		15,115
	Metals & Mining — 1.2%
81	Freeport-McMoRan Copper & Gold, Inc.	6,932
	Total Materials	22,047
Telecommunication Services — 3.4%
	Diversified Telecommunication Services — 2.5%
140	AT&T, Inc.	3,993
321	Verizon Communications, Inc.	10,451
		14,444
	Wireless Telecommunication Services — 0.9%
1,114	Sprint Nextel Corp. (a)	5,157
	Total Telecommunication Services	19,601
Utilities — 3.9%
	Electric Utilities — 2.0%
32	Edison International	1,084
114	NextEra Energy, Inc.	6,201
309	NV Energy, Inc.	4,060
		11,345
	Multi-Utilities — 1.2%
59	PG&E Corp.	2,666
104	SCANA Corp.	4,185
		6,851

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Water Utilities — 0.7%
179	American Water Works Co., Inc.	4,161
	Total Utilities	22,357
	Total Common Stocks	573,269
	(Cost $489,109)
Short-Term Investment — 0.2%
	Investment Company — 0.2%
1,204	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l)	1,204
	(Cost $1,204)
	Total Investments — 99.7%	574,473
	(Cost $490,313)
	Other Assets in Excess of Liabilities — 0.3%	1,687
	NET ASSETS — 100.0%	$576,160

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Directors. The Fund owns fair valued securities with a value of approximately $3,483,000 which amounts to 0.6% of total investments.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Directors and may be difficult to sell.
(l)	The rate shown is the current yield as of September 30, 2010.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$89,753
Aggregate gross unrealized depreciation	-5,593
Net unrealized appreciation/depreciation	$84,160
Federal income tax cost of investments	$490,313

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
	Quoted prices	Other significant observable inputs	Significant unobservable inputs
Investments in Securities
Common Stocks
Consumer Discretionary	$56,998	$–	$–	$56,998
Consumer Staples	46,447	–	–	46,447
Energy	71,365	–	–	71,365
Financials	150,787	–	3,483	154,270
Health Care	84,087	–	–	84,087
Industrials	50,314	–	–	50,314
Information Technology	45,783	–	–	45,783
Materials	22,047	–	–	22,047
Telecommunication Services	19,601	–	–	19,601
Utilities	22,357	–	–	22,357
Total Common Stocks	569,786	–	3,483	573,269
Short-Term Investment
Investment Company	1,204	–	–	1,204
Total Investments in Securities	$570,990	$–	$3,483	$574,473

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2010.

ITEM 2.  Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There was no change in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Value Opportunities Fund, Inc.

By    /s/ Jeffrey L. Steele
         Jeffrey L. Steele, President and Principal Executive Officer

Date: November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By    /s/ Jeffrey L. Steele
         Jeffrey L. Steele, President and Principal Executive Officer

Date: November 29, 2010

 By     /s/ Michael W. Stockton
           Michael W. Stockton, Principal Financial Officer,
           Senior Vice President and Treasurer

Date: November 29, 2010